Other Current and Non-current Liabilities - Summary of Other Non-current Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Non-current portion of tax payable		$ 6
Deferred revenues	$ 293	257	$ 201	$ 225
Cemento interoceanio [member] | Liabilitites classified as held for sale [member]
Disclosure of transactions between related parties [line items]
Period of amortisation of deferred revenue	15 years
Deferred revenues	$ 27	$ 32